NB Private Markets Access Fund LLC
Consolidated Schedule of Investments
As of June 30, 2025 (Unaudited)

Description	Interest		Maturity Date	Shares or Principal Amount	Cost	Value
SHORT-TERM INVESTMENTS - 12.72%
MONEY MARKET FUND - 2.79%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	4.23	%(A)		47,396,673	$47,396,673	$47,396,673

UNITED STATES TREASURY BILLS(B) - 9.93%
United States Treasury Bill	4.33%		08/07/2025	41,000,000	40,821,108	40,820,615
United States Treasury Bill	4.32%		09/02/2025	35,000,000	34,741,118	34,738,748
United States Treasury Bill	4.33%		09/30/2025	59,000,000	58,369,162	58,373,244
United States Treasury Bill	4.27%		10/30/2025	35,000,000	34,511,810	34,507,828
TOTAL UNITED STATES TREASURY BILLS					168,443,198	168,440,435

TOTAL SHORT-TERM INVESTMENTS					215,839,871	215,837,108

COMMON STOCKS - 0.12%
Unity Software Inc.				87,120	8,005,334	2,108,304
TOTAL COMMON STOCKS					8,005,334	2,108,304

EXCHANGE-TRADED FUNDS - 5.64%
SPDR Blackstone Senior Loan ETF				2,302,345	94,644,775	95,754,529
TOTAL EXCHANGE-TRADED FUNDS					94,644,775	95,754,529

PRIVATE FUNDS(C) - 83.74%	Acquisition Type	Acquisition Dates(D)	Geographic Region(E)	Cost	Fair Value
ACON Strategic Partners II-B, L.P.(F)	Secondary	08/2022	North America	7,893,243	25,046,351
Aechelon InvestCo LP	Co-Investment	08/2024	North America	9,444,909	9,750,997
AFC Acquisitions, Inc.(F)(H)	Co-Investment	04/2021-06/2025	North America	7,407,124	13,781,499
Amulet Vault Co-Invest, L.P.	Co-Investment	08/2024-10/2024	North America	12,960,688	13,926,381
AP Safety Co-Invest, L.P.	Co-Investment	03/2022-07/2024	North America	2,012,256	3,508,888
Aquiline Madonna Co-Invest L.P.(F)	Co-Investment	10/2024-02/2025	Europe	23,359,278	23,494,134
Aurelia Co-Invest SCSP	Co-Investment	05/2024-11/2024	Europe	7,309,147	12,199,751
Austin Co-Investment, L.P.2(F)	Co-Investment	03/2021	North America	845,047	11,452,006
BC Partners Galileo (1) L.P.	Secondary	07/2021-07/2024	Europe	7,164,394	9,041,247
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022-06/2023	North America	4,542,403	5,247,592
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	3,992,012	8,320,832
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	1,359,437
CD&R Ferdinand Co-Investor, L.P.(F)	Co-Investment	08/2023	North America	13,240,728	25,804,048
CD&R Value Building Partners I, L.P.(F)	Co-Investment	12/2021	North America	11,606,620	14,796,486
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022-10/2024	North America	7,065,356	8,695,697
CGI Acquisitions, Inc.(F)(H)	Co-Investment	02/2022-09/2023	North America	4,062,865	11,535,898
Compass Syndication L.P.	Co-Investment	10/2021-12/2023	North America	1,615,493	2,246,839
DGS Group Holdings, L.P.(H)	Co-Investment	09/2022-12/2022	North America	6,455,020	9,888,241
DIG Holdings, LLC(H)	Co-Investment	12/2022	North America	9,754,100	12,555,944
DSS Holdings I L.P.(F)(H)	Co-Investment	10/2024	North America	12,210,000	12,557,383
EDR Co-Invest Aggregator, L.P.	Co-Investment	02/2024	North America	9,256,000	12,196,677
EQT X Co-Investment (A) SCSp(F)	Co-Investment	07/2024	North America	20,841,600	24,863,335
EQT X Co-Investment (F) SCSp(F)	Co-Investment	02/2024	North America	13,099,180	12,863,903
FitzWalter Capital Partners Coinvest I, L.P.	Co-Investment	08/2022-08/2023	North America	1,718,260	13,045,177
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022-01/2025	Europe	9,137,795	11,316,593
Follett Acquisition LP(H)	Co-Investment	01/2022	North America	4,060,000	2,003,223
FS Equity Partners CV1, L.P.(F)	Co-Investment	05/2025	North America	58,923,643	59,200,873
Grain Optimus Co-Invest-B, L.P.(F)	Co-Investment		North America	-	-
HCI Equity Partners EV I, L.P.(F)	Secondary	09/2024	North America	30,508,521	33,665,373
Horizon Co-Investment, L.P.(F)	Co-Investment	06/2022	North America	6,308,656	8,091,715
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	16,255,251
KKR Abacus Co-Invest L.P.(F)	Co-Investment	10/2024	Europe	22,615,362	24,460,295
KKR Leo Co-Invest L.P.(F)	Co-Investment	06/2021	Asia	1,284,993	2,813,516

KKR Malaga Co-Invest L.P.(F)	Co-Investment	07/2023	North America	9,673,380	11,307,993
KKR Metro Co-Invest L.P.(F)	Co-Investment	06/2025	North America	40,500,000	40,500,000
KKR Quartz Co-Invest L.P.(F)	Co-Investment	03/2023	North America	17,000,000	16,900,639
KMNOCH Investor, L.P.(F)(H)	Co-Investment	11/2022	North America	16,970,931	17,435,722
L Catterton Growth IV, L.P.	Primary	03/2021-06/2025	North America	12,180,027	10,306,886
LDS Group Holdings, L.P.(F)(H)	Co-Investment	02/2025	North America	14,160,000	14,160,000
Lightyear AMP CV, L.P.(F)	Secondary	04/2024-04/2025	North America	27,373,414	30,593,484
Magenta Blocker Aggregator L.P.	Co-Investment	07/2021-10/2021	North America	2,893,688	4,323,040
Magnus 2024, L.P.	Co-Investment	04/2024-05/2025	North America	8,018,503	8,152,002
Material Co-Invest, L.P.	Co-Investment	10/2022-12/2024	North America	13,722,420	11,912,789
NB Aggregator (Minerva) LP(F)	Co-Investment	03/2025	North America	70,234,003	70,712,349
NB Convert Elevate Aggregator LP(F)	Co-Investment	11/2023-05/2025	North America	15,443,642	21,385,697
NB Convert Harp Aggregator LP(F)	Co-Investment	11/2023-05/2025	North America	7,709,123	10,695,196
NB Credit Opps Co-Investment (Vetcor) LP(F)	Co-Investment	03/2023-05/2025	North America	5,820,813	8,597,313
NB Credit Opps Co-Investment (Vetcor II) LP(F)	Co-Investment	08/2023-05/2025	North America	1,708,561	2,303,475
NB Electron Aggregator LP(F)	Co-Investment	08/2023-05/2025	North America	25,021,962	34,155,103
NB Franklin LP(F)	Co-Investment	05/2024-10/2024	North America	25,244,510	28,494,717
NB Geyser Aggregator LP(F)	Co-Investment	12/2024	North America	21,326,071	23,226,705
NB Lowcode Private Equity(F)(H)	Co-Investment	11/2022-10/2024	North America	2,913,486	4,969,776
NB Mariner Aggregator LP(F)	Co-Investment	10/2024-11/2024	North America	65,000,000	74,580,454
NB Mavis Aggregator LP(F)	Co-Investment	05/2023-05/2025	North America	20,020,958	24,258,469
NB Pref Harp Aggregator LP(F)	Co-Investment	11/2023-05/2025	North America	9,323,565	12,199,621
NB Vault Aggregator LP(F)	Co-Investment	01/2025-05/2025	North America	70,139,177	74,787,692
NC Harp Co-Invest GP Limited(F)	Co-Investment	03/2025	Europe	16,229,978	16,814,728
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023-06/2025	North America	4,213,142	7,193,015
Olympus FG Holdco, L.P.	Co-Investment	08/2022-08/2024	North America	5,060,881	4,161,768
PCP II Co-Invest Atlas LP(F)	Co-Investment		Europe	-	-
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	8,134,891
Platinum Equity Vulcan Co-Investors, L.P.(F)	Co-Investment	03/2024	North America	16,190,000	10,911,967
Project Alpine Co-Invest Fund, L.P.(F)	Co-Investment	06/2022-12/2024	North America	10,006,875	11,263,297
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021-09/2023	North America	8,005,199	3,610,182
Project Stream Co-Invest Fund, L.P.(F)	Co-Investment	10/2021-12/2024	North America	8,935,000	8,963,278
Providence Equity Partners (Unity) S.C.Sp.(F)	Secondary	05/2024-06/2025	Europe	10,581,159	25,490,413
RealPage Parent, LP(F)(H)	Co-Investment	04/2021	North America	6,500,000	10,371,598
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022-03/2023	North America	7,152,545	8,230,543
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022-03/2023	North America	4,548,734	3,617,852
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	6,546,450	10,512,485
Sabel InvestCo LP(G)	Co-Investment	10/2024	North America	6,800,000	6,722,545
SCW Holdings I LP(F)(H)	Co-Investment	03/2025	North America	12,200,000	12,200,000
Searchlight Capital III CVL Co-Invest Partners II, L.P.(F)	Secondary	12/2024	North America	15,921,398	24,339,017
Searchlight Capital CF SPK, L.P.(F)	Secondary	11/2023-04/2025	North America	12,826,903	17,890,857
Shamrock ND Holdco, L.P.	Co-Investment	09/2024	North America	11,394,584	11,621,382
SPI Parent Holding Company, LLC(G)(H)	Co-Investment	12/2021-04/2022	North America	5,789,976	14,094,103
Sprinkler 2024 Co-Investment I (Feeder) SCSp(F)	Co-Investment	03/2025	Europe	17,948,873	20,126,210
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,753,325
TA Spartan Parent, LLC(H)	Co-Investment	07/2023	North America	10,130,000	10,495,933
THL Automation Fund Investors (4K), L.P.(F)	Co-Investment	03/2021-12/2024	North America	4,017,714	5,760,973
THL Fund Investors (Altar), L.P.(F)	Co-Investment	12/2022-12/2024	North America	4,951,506	8,307,245
THL Fund Investors (Iconic), L.P.(F)	Co-Investment	06/2023-12/2024	North America	10,257,497	12,092,418
THL Fund IX Investors (Plymouth II), L.P.(F)	Co-Investment	08/2023	North America	7,790,088	11,040,309
Tikehau Alliance 2 Fund S.L.P(F)	Secondary		Europe	-	-
TPG IX Charger CI II, L.P.(F)	Co-Investment	07/2024	North America	12,843,370	14,396,872
TPG IX Evergreen CI II, L.P.(F)	Co-Investment	09/2023	North America	8,635,900	14,405,656
Truelink-Vista, L.P.	Co-Investment	10/2022-09/2024	North America	3,509,073	10,187,079
True Wind Capital Continuation, L.P.	Secondary	03/2023-01/2025	North America	8,290,758	9,634,924
Vector Capital Partners V, L.P.(G)	Secondary	02/2025	North America	25,093,983	30,322,577
Vector Capital VI, L.P.(G)	Primary	03/2025	North America	2,407,289	2,566,317
Vistria Soliant Holdings, L.P.(F)	Co-Investment	07/2024	North America	16,000,000	15,729,255
WP Irving Co-Invest, L.P.	Co-Investment	04/2022-09/2023	North America	2,777,334	9,416,467
WWEC Holdings LP(F)(H)	Co-Investment	10/2022	North America	7,120,000	9,519,339
ZM Parent Holding LLC(H)	Co-Investment	03/2022	North America	4,532,000	6,222,112
TOTAL PRIVATE FUNDS				1,166,548,090	1,421,065,636

TOTAL INVESTMENTS (Cost $1,485,038,070) - 102.22%					1,734,765,577
Other Assets & Liabilities (Net) - (2.22%)					(37,596,521)
TOTAL NET ASSETS - 100.00%					$1,697,169,056

(A)	The rate is the annualized seven-day yield as of June 30, 2025.

(B)	Each issue shows the rate of the discount at the time of purchase.

(C)	Non-income producing securities, which are restricted as to resale and illiquid.

(D)	Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.

(E)	Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.

(F)	This investment is made through the wholly owned subsidiary NB PMAF IC, LLC (the "IC Subsidiary").

(G)	This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC (the "Blocker Subsidiary").

(H)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Fund computes the NAV for each class of Shares as of the close of business on the last business day of each calendar month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine.

The Board has approved valuation procedures (the “Procedures”) pursuant to which the Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.

Private Equity Investments:

With respect to the Fund’s private equity investments, the Valuation Designee determines fair value at each month-end using a methodology that begins with the last reported net asset value reported by a manager or general partner of a Portfolio Fund or similar net asset value information provided by the lead or sponsoring investor for a Direct Investment, and is then adjusted to reflect: (i) financial adjustments; (ii) a “market factor” adjustment; and (iii) an “idiosyncratic event” adjustment, if applicable. The last reported value will generally follow the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. In general, it is anticipated that such valuation information from these managers or from lead or sponsoring investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Portfolio Funds and Direct Investments for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Valuation Designee pursuant to the Procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. Financial adjustments include adjustments made to incorporate known developments since the last reported net asset value reported by a manager or general partner of a Portfolio Fund or by the lead or sponsoring investor for a Direct Investment, such as changes in currency rates, capital calls and distributions, and the nature of such cash flows, fees and expenses during the reporting period, and the value of publicly traded securities held by Portfolio Funds. In addition, the Valuation Designee has developed a proprietary “market factor’ adjustment that is applied to each of the Fund’s private equity investments in Portfolio Funds and Direct Investments. This adjustment is driven by factors that have been determined to have the most statistically significant impact to historical valuations. The Valuation Designee also continuously assesses information received from its ongoing monitoring of portfolio holdings and makes valuation changes accordingly for idiosyncratic events when such idiosyncratic events are supported by documentation deemed reliable by the Valuation Designee. The Valuation Designee has engaged an independent third-party service provider to complete a form of positive assurance in relation to the application of this valuation methodology.

Liquid Investments:

Equity Investments:   Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

Fixed Income Securities and Other Credit Instruments:   Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Valuation Designee on the basis of market quotations. The Valuation Designee will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Valuation Designee believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods utilized by the Valuation Designee.

Illiquid Investments:

For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Valuation Designee due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets and Liabilities by level within the valuation hierarchy as of June 30, 2025.

Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$2,108,304	$-	$-	$-	$2,108,304
Exchange-Traded Funds	95,754,529	-	-	-	95,754,529
Private Funds	-	-	161,790,771	1,259,274,865	1,421,065,636
Short-Term Investments	215,837,108	-	-	-	215,837,108
Total Investments	$313,699,941	$-	$161,790,771	$1,259,274,865	$1,734,765,577

Additional sector, industry, or geographic detail, if any, is included in the Consolidated Schedule of Investments.

Significant Unobservable Inputs

As of June 30, 2025, the Fund had Level 3 investments valued at $161,790,771. The fair value of investments valued at $1,259,274,865 in the Fund’s Schedule of Investments have been valued at the adjusted NAV by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2025.

			Unobservable Inputs
Investments	Fair Value as of June 30, 2025	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Private Funds
Co-Investment	$38,917,383	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Co-Investment	10,371,598	Market Approach	LTM EBITDA	22.5x	22.5x
		Market Approach	NTM EBITDA	22.0x	22.0x
Co-Investment	107,532,014	Market Approach	LTM EBITDA	10.4x-23.5x	14.0x
Co-Investment	4,969,776	Market Approach	LTM Revenue	9.6x	9.6x
Total Investments	$161,790,771

During the period ended June 30, 2025, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$413,612	$60,983

During the period ended June 30, 2025, changes in unrealized appreciation/(depreciation) and realized gains or (losses) from Level 3 investments were $2,565,379 and $60,983, respectively.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the period ended June 30, 2025, transfers into and out of Level 3 were 26,360,000 and $0, respectively. Transfers into Level 3 occurred as there were no observable inputs for the fair valuation of these investments as of June 30, 2025.

The estimated remaining life of the Fund’s investments as of June 30, 2025 is unknown at this time.

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Valuation Designee.